Cash, Cash Equivalents and Investments - Realized Gains and Losses on Available-for-Sale Securities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 02, 2013	Mar. 03, 2012	Feb. 26, 2011
Cash and Cash Equivalents [Line Items]
Realized gains	$ 11	$ 1	$ 2
Realized losses
Net realized gains	$ 11	$ 1	$ 2